Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill
19 Goodwill
2023	Wealth Management		Swiss Bank	Asset Management		Non-core and Legacy	Bank	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,281		481	1,106		4,890	7,758
Foreign currency translation impact	(10)		(25)	(31)		0	(66)
Other	0		0	(30)		30	0
Balance at end of period	1,271		456	1,045		4,920	7,692
Accumulated impairment (CHF million)
Balance at beginning of period	0		0	0		4,890	4,890
Impairment losses	1,271	[2]	0	1,045	[2]	30	2,346
Balance at end of period	1,271		0	1,045		4,920	7,236
Net book value (CHF million)
Net book value	0		456	0		0	456
2022
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,300	480	1,101	4,867	7,748
Foreign currency translation impact	4	1	5	0	10
Other	(23)	0	0	23	0
Balance at end of period	1,281	481	1,106	4,890	7,758
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	4,867	4,867
Impairment losses	0	0	0	23	23
Balance at end of period	0	0	0	4,890	4,890
Net book value (CHF million)
Net book value	1,281	481	1,106	0	2,868
Segments are shown net of adjustments regarding certain consolidating entities, including those relating to entities that are managed but are not owned or fully owned by Credit Suisse.
1
Gross amount of goodwill and accumulated impairment included CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

2 Includes adjustments regarding certain consolidating entities of CHF 23 million for Wealth Management and CHF 6 million for Asset Management.
In accordance with US GAAP, the Bank continually assesses whether or not there has been a triggering event requiring a review of goodwill.
Effective January 1, 2023, the Bank was organized into five reporting units – Wealth Management, Swiss Bank, Asset Management, Investment Bank and the Capital Release Unit.
As a result of the announced strategy and organizational changes, the Private Fund Group business in the Asset Management reporting unit was transferred to the Investment Bank reporting unit effective January 1, 2023, resulting in a transfer of CHF 30 million of goodwill between the reporting units. The Bank fully impaired this goodwill in the first quarter of 2023.
Following a review of the Bank’s financial plans to reflect the deposit and assets under management outflows in the first quarter of 2023, the Bank concluded that the estimated fair value of the Wealth Management reporting unit was below its related carrying value and as a result a goodwill impairment charge of CHF 1.3 billion was recorded for the quarter, resulting in a goodwill balance of zero for that reporting unit. The fair value of the remaining reporting units with goodwill (Swiss Bank and Asset Management) exceeded their related carrying values and no further impairments were necessary as of March 31, 2023.
Due to the asset under management outflows and the projected impact on the profitability of the Asset Management reporting unit, the Bank concluded that the estimated fair value of the Asset Management reporting unit was below its related carrying value and, as a result, a goodwill impairment charge of CHF 1.0 billion was recorded in the second quarter of 2023, resulting in a goodwill balance of zero for that reporting unit.
On August 31, 2023, UBS Group announced its update on strategy and the integration of Credit Suisse, which included the decision to integrate Credit Suisse (Schweiz) AG with UBS Switzerland AG. The announcement represented a triggering event for the third quarter of 2023 for goodwill impairment testing purposes. Based on the goodwill impairment assessment for the third quarter of 2023, the Bank concluded that the estimated fair value of the Swiss Bank reporting unit supported its carrying value although at a reduced margin.
On August 31, 2023, UBS also announced the creation of a Non-core and Legacy business division, which includes Credit Suisse positions and businesses not aligned with UBS’s strategy and policies.
The Bank’s reporting units under the new structure are defined as follows: Wealth Management, Swiss Bank, Asset Management and Non-core and Legacy (including Investment Bank).
The only reporting unit with any remaining goodwill balance as of December 31, 2023 was the Swiss Bank. The Bank concluded that the estimated fair value of the reporting unit exceeded its related carrying value and no further impairment was necessary as of December 31, 2023.
The carrying value of each reporting unit for the purpose of the goodwill impairment test is determined by considering the reporting units’ risk-weighted assets usage, leverage ratio exposure, deferred tax assets, goodwill, intangible assets and other common equity tier 1 (CET1) capital relevant adjustments. The residual value between the total of these elements and the Bank’s shareholders’ equity is allocated to the carrying value of the reporting units on a pro-rata basis.
In estimating the fair value of its reporting units, the Bank applied a combination of the market approach and the income approach. Under the market approach, consideration is generally given to price-to-projected-earnings multiples and price-to-book-value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate is applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows, which were determined from the Bank’s financial plan.
In determining the estimated fair value, the Bank relied upon its latest three-year financial plan, which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes.
Estimates of the Bank’s future earnings potential, and that of the reporting units, involve considerable judgment, including management’s view on future changes in market cycles, the regulatory environment and the anticipated result of the implementation of business strategies, competitive factors and assumptions concerning the retention of key employees.
The results of the impairment evaluation would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes or the future outlook adversely differ from management’s best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Bank could potentially incur material impairment charges in the future.